Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values as of June 30, 2020 and December 31, 2019 (in thousands):

Description	June 30, 2020	Active Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Observable Inputs (Level 3)
Assets
Certificate of deposit	$18,539	$18,539	$—	$—
Total financial assets	$18,539	$18,539	$—	$—

Description	December 31, 2019	Active Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Observable Inputs (Level 3)
Assets
Certificate of deposit	$15,752	$15,752	$—	$—
Total financial assets	$15,752	$15,752	$—	$—